Related Party Transaction	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
19.	RELATED PARTY TRANSACTION
(1)	Related parties

Name of related parties	Relationship with the Group
Mr. Yunlong Sha	The CEO and the Chairman of the Board of Directors of the Company
Ms. Wenjing Song	Spouse of Mr. Yunlong Sha
Puxian	Shareholder of Puxin Education

19.	RELATED PARTY TRANSACTION-continued
(2)	The significant balances between the Group and its related parties were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Amounts due from:
Puxian	13	—
Ms. Wenjing Song	100	—
	113	—
Amounts due to:
Mr. Yunlong Sha	3,836	43,993
Ms. Wenjing Song	—	10,500
	3,836	54,493

In connection with Purong Information’s repurchase of 5% equity interest with preferential feature which was held by Shanghai Trustbridge, in January 2018, Mr. Yunlong Sha advanced to Purong Information at the amount of RMB180,000. As of December 31, 2018, such balance and the accrued interest, at 9%, were paid back by the Group .

The balances with related parties were interest-free, unsecured and repayable on demand.